THE GLENMEDE FUND, INC.

Prospectus

February 28, 2011

Equity Portfolios

International Portfolio (GTCIX)
Large Cap 100 Portfolio (GTLOX)
Large Cap Growth Portfolio (GTLLX)
Large Cap Value Portfolio (GTMEX)
Long/Short Portfolio (GTAPX)
Secured Options Portfolio (GTSOX)
Small Cap Equity Portfolio (GTCSX)
(Advisor Shares)
Strategic Equity Portfolio (GTCEX)
Total Market Portfolio (GTTMX)
U.S. Emerging Growth Portfolio (GTGSX)

Investment Advisor

Glenmede Investment Management LP

Sub-Investment Advisor
to the International Portfolio

Philadelphia International Advisors LP

The Securities and Exchange Commission has not approved or disapproved the Portfolios’ securities or determined if this prospectus is accurate or complete. It is a criminal offense to state otherwise.

SUMMARY SECTION

International Portfolio

Investment Objective:  Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Other Expenses (include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)	0.38%

Total Annual Portfolio Operating Expenses	1.13%

[1]	Investors in the Portfolio may be clients of The Glenmede Trust Company, N.A. (“Glenmede Trust”) or its affiliated companies (“Affiliates”). The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$115	$359	$622	$1,375

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio invests primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States that Philadelphia International Advisors LP (the “Sub-Advisor”) believes are undervalued. Under normal market circumstances, the Portfolio will invest at least 65% of its total assets in the securities of companies based in at least three different countries, other than the United States.

The Sub-Advisor believes that stocks are undervalued by the stock market when the stock price becomes inexpensive relative to the company’s estimated earnings and/or dividend-paying ability over the long-term. The Sub-Advisor considers factors relating to both company and country selection in selecting stocks to buy and sell for the Portfolio. The Sub-Advisor selects stocks to buy and sell by evaluating a company’s growth outlook and market valuation based on price-to-earnings, dividend yields and other operating and financial conditions. As a secondary tool, the Sub-Advisor evaluates countries primarily by analyzing a country’s valuation ratios, such as price-to-earnings and dividend yields, prospective economic growth, government policies and other factors.

Principal Investment Risks:  All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Sub-Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with the risks of investing in foreign securities. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk:  Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk:  Although the Portfolio invests in stocks the Sub-Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Foreign Investment Risk:  The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks. The Portfolio may also enter into foreign currency exchange contracts to hedge the currency risk of portfolio securities denominated in a foreign currency.

Emerging Markets Risks:  The risks associated with foreign investments are heightened when investing in emerging markets. The governments and economies of emerging market countries feature greater instability than those of more developed countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.

Performance Information:  The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-422-8299.

During the periods shown in the bar chart, the highest quarterly return was 29.47% (for the quarter ended June 30, 2009) and the lowest quarterly return was (22.43)% (for the quarter ended September 30, 2008).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2010)

	Past 1	Past 5	Past 10
	Year	Years	Years
Return Before Taxes	6.56%	1.58%	4.47%
Return After Taxes on Distributions	6.23%	0.29%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	4.75%	1.39%	3.83%

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	7.75%	2.46%	3.50%

Morningstar Foreign Large Value Average[1]	7.42%	1.85%	4.38%

[1]	The Morningstar Foreign Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Advisers:  Glenmede Investment Management LP serves as investment advisor to the Portfolio and Philadelphia International Advisors LP serves as sub-advisor to the Portfolio.

Portfolio Managers:  The Portfolio is managed by Andrew B. Williams, Robert Benthem de Grave, Frederick Herman and Stephen Dolce of Philadelphia International Advisors LP. Mr. Williams, the President, CEO and CIO of the Sub-Advisor, has been managing the Portfolio since its inception in 1992, Messrs. Benthem de Grave, Herman and Dolce, each a Portfolio Manager of the Sub-Advisor, have managed the Portfolio since 1994, 1997 and 2010, respectively.

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to those section headings on page 33 of this prospectus.

Large Cap 100 Portfolio

Investment Objective:  Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)	0.34%

Total Annual Portfolio Operating Expenses	0.89%

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$91	$284	$493	$1,096

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 103% of the average value of its portfolio.

Principal Investment Strategies:  Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 100 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.256 billion to $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may make significant investments in American Depositary Receipts (“ADRs”) listed on the New York Stock Exchange (“NYSE”) and may invest in initial public offerings (“IPOs”). An IPO is a company’s first offering of stock to the public.

Glenmede Investment Management LP (the “Advisor”) uses proprietary multi-factor computer models to select stocks that the models identify as having reasonable prices, good fundamentals and rising earnings expectations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Principal Investment Risks:  All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk:  Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk:  The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Investment Style Risk:  The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these securities will not move even lower.

ADR/Foreign Securities Risk:  The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk:  The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk:  The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholder’s returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Performance Information:  The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 16.50% (for the quarter ended June 30, 2009) and the lowest quarterly return was (21.78)% (for the quarter ended December 31, 2008).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2010)

			Since
	Past 1	Past 5	Inception
	Year	Years	(February 27, 2004)
Return Before Taxes	17.82%	2.65%	4.71%
Return After Taxes on Distributions	17.67%	2.37%	4.45%
Return After Taxes on Distributions and Sale of Fund Shares	11.74%	2.26%	4.06%

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	16.10%	2.59%	3.94%

Morningstar Large Blend Average[1]	14.18%	1.89%	3.22%

[1]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser:  Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers:  Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since 2004.

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to those section headings on page 33 of this prospectus.

Large Cap Growth Portfolio

Investment Objective:  Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)	0.35%

Total Annual Portfolio Operating Expenses	0.90%

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$92	$287	$498	$1,108

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies:  Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in approximately 50 to 90 equity securities, such as common stocks, of U.S. large cap companies. Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.256 billion to $283.061 billion as of May 31, 2010. The Portfolio may invest in IPOs.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having revenue and earnings growth potential with reasonable valuations. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Principal Investment Risks:  All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk:  Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk:  The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Growth Style Risk:  The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

IPO Risk:  The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk:  The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Performance Information:  The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year, five years and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 18.10% (for the quarter ended June 30, 2009) and the lowest quarterly return was (25.44)% (for the quarter ended December 31, 2008).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2010)

			Since
	Past 1	Past 5	Inception
	Year	Years	(February 27, 2004)
Return Before Taxes	22.64%	3.35%	5.10%
Return After Taxes on Distributions	22.56%	3.14%	4.94%
Return After Taxes on Distributions and Sale of Fund Shares	14.81%	2.86%	4.41%

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	4.03%

Morningstar Large Growth Average[1]	15.40%	2.22%	3.33%

[1]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser:  Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers:  Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since 2004.

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to those section headings on page 33 of this prospectus.

Large Cap Value Portfolio

Investment Objective:  Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (include administration, custody, accounting services and similar expenses, acquired fund fees and expenses and .20% shareholder servicing fees payable to Glenmede Trust)	0.41%

Total Annual Portfolio Operating Expenses[2]	0.96%

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratio of expenses to average net assets in the Financial Highlights, which reflects the operating expenses of the Portfolio and does not include expenses incurred indirectly by the Portfolio as a result of investment in other investment companies.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$97	$303	$525	$1,166

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 118% of the average value of its portfolio.

Principal Investment Strategies:  The Portfolio invests, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, including dividend-paying common stocks, and preferred stocks, of primarily U.S. large cap companies that the Advisor believes are undervalued. Large cap companies include companies with market capitalizations, at the time of purchase, with in the market capitalization range of any stock in the Russell 1000® Index. That capitalization range was $1.256 billion to $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may make significant investments in ADRs listed on the NYSE.

The Advisor attempts to purchase stocks that it considers to be undervalued based on earnings power and/or asset value. The Advisor uses a quantitative computer model to help identify securities using such variables as price in relation to earnings, cash flow and assets. A stock is sold for a number of reasons, including when the Advisor considers it to be fully valued or likely to experience deterioration in underlying fundamentals.

Principal Investment Risks:  All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk:  Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk:  The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Value Style Risk:  Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk:  The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Performance Information:  The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 21.83% (for the quarter ended September 30, 2009) and the lowest quarterly return was (19.58)% (for the quarter ended December 31, 2008).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2010)

	Past 1	Past 5	Past 10
	Year	Years	Years
Return Before Taxes	22.11%	4.03%	4.62%
Return After Taxes on Distributions	22.01%	3.19%	3.50%
Return After Taxes on Distributions and Sale of Fund Shares	14.49%	3.25%	3.57%

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.51%	1.28%	3.26%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)[1]	15.09%	2.29%	1.41%

Morningstar Large Value Average[2]	13.59%	1.13%	2.30%

[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[2]	The Morningstar Large Value Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser:  Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Manager:  Wade Wescott, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since 2008.

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to those section headings on page 33 of this prospectus.

Long/Short Portfolio

Investment Objective:  Absolute return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Other Expenses (include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)	0.44%
Short Sale Expenses	1.08%

Total Other Expenses	1.52%

Total Annual Portfolio Operating Expenses	2.72%
Fee Waivers and Expense Reimbursements[2]	0.39%

Net Expenses	2.33%

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.
[2]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2012 and may discontinue this arrangement at any time thereafter.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$236	$807	$1,405	$3,023

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 636% of the average value of its portfolio.

Principal Investment Strategies:  Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $112 million to $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and in IPOs.

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics.

The Advisor takes long positions in securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 75% to 100% of net assets and 40-120 short positions that may range from 50% to 95% of net assets from time to time.

Principal Investment Risks:  All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk:  Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk:  The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk:  The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk:  The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk:  The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Performance Information:  The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the period shown in the bar chart, the highest quarterly return was 4.78% (for the quarter ended September 30, 2010) and the lowest quarterly return was (8.11)% (for the quarter ended March 31, 2009).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2010)

	Past 1	Since Inception
	Year	(September 26, 2006)
Return Before Taxes	3.64%	(2	.63)%
Return After Taxes on Distributions	3.64%	(2	.88)%
Return After Taxes on Distributions and Sale of Fund Shares	2.36%	(2	.31)%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	1.37%

Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index (reflects no deduction for fees, expenses or taxes)[1]	0.15%	2.20%

Blended Index (reflects no deduction for fees, expenses or taxes)[2]	5.32%	2.16%

Morningstar Long/Short Average[3]	4.67%	0.10%

[1]	The performance of the Barclays Capital 3-Month U.S. Treasury Bellwether 3-Month Index is provided so that investors may compare it to the performance of the Portfolio’s cash position.
[2]	The Blended Index is comprised of two benchmarks, weighted 70% Barclays Capital U.S. Treasury Bellwether 3-Month Index and 30% Russell 3000® Index. It is provided so that investors may compare the performance of the Portfolio with the performance of a combination of indices that the Advisor considers similar to the Portfolio.
[3]	The Morningstar Long/Short Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser:  Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers:  Vladimir de Vassal, CFA, Director of Quantitative Research, and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor, have managed the Portfolio since 2006.

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to those section headings on page 33 of this prospectus.

Secured Options Portfolio

Investment Objective:  Long-term capital appreciation and option premiums consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)[2]	0.39%

Total Annual Portfolio Operating Expenses	0.94%

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.

[2]	Expense information has been restated to reflect current fees.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years

$96	$300

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 247% of the average value of its portfolio.

Principal Investment Strategies:  Under normal market circumstances, the Portfolio invests in a diversified portfolio of equity securities while also using option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on individual stocks held by the Portfolio and/or on stock indices. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security underlying the option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index exchange traded funds (“ETFs’) instead of individual stocks that replicate the movement of the index, in addition to the other listed coverage methods.

To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio generally invests in a diversified portfolio of equity securities with generally similar risk and return characteristics as the Standard & Poor’s 500® Index (“S&P 500® Index”). The quantity of holdings in the Portfolio will be based on a number of factors, but it is expected that the Portfolio will hold approximately 100 equity securities. The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored ADRs which are securities issued by a U.S. bank that represent interests in foreign equity securities that are listed on a U.S. stock exchange. The Portfolio may also buy call and put options on equity securities or indices.

The Advisor’s selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate.

Principal Investment Risks:  All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

Market Risk:  Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Options Risk:  Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security or index, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.

Frequent Trading Risk:  The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk:  The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Performance Information:  The Fund commenced operations on June 30, 2010. Performance history and average total returns will be available after the Fund has been in operation for one calendar year.

Investment Adviser:  Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Manager:  Sean Heron, CFA, Portfolio Manager of the Advisor, has managed the Portfolio since its inception in 2010.

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to those section headings on page 33 of this prospectus.

Small Cap Equity Portfolio
(Advisor Shares)

Investment Objective:  Long-term capital appreciation consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Advisor Shares

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)	0.41%

Total Annual Portfolio Operating Expenses	0.96%

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$98	$306	$531	$1,178

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies:  Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks and preferred stocks, of U.S. small cap companies that the Advisor believes are undervalued. Small cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index at its last rebalancing. That capitalization range was $112 million to $2.274 billion as of May 31, 2010.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which identifies a list of attractive securities having revenue and earnings growth potential with reasonable valuations, then applies fundamental research to select which securities to buy and sell for this Portfolio.

Principal Investment Risks:  All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk:  Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Value Style Risk:  Although the Portfolio invests in stocks the Advisor believes to be undervalued, there is no guarantee that the prices of these stocks will not move even lower.

Small Cap Risk:  The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Performance Information:  The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Advisor Shares has varied from year to year. The table shows how the average annual total returns for one, five and ten years of the Portfolio’s Advisor Shares compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 24.89% (for the quarter ended June 30, 2009) and the lowest quarterly return was (24.75)% (for the quarter ended December 31, 2008).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2010)

	Past 1	Past 5	Past 10
	Year	Years	Years
Return Before Taxes	27.20%	4.92%	7.88%
Return After Taxes on Distributions	27.19%	4.00%	6.43%
Return After Taxes on Distributions and Sale of Fund Shares	17.70%	4.16%	6.50%

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.86%	4.47%	6.33%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)[1]	15.09%	2.29%	1.41%

Morningstar Small Blend Average[2]	25.61%	3.54%	6.69%

[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a well-known index of leading U.S. companies.
[2]	The Morningstar Small Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser:  Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers:  Robert J. Mancuso, CFA, Portfolio Manager, and Christopher J. Colarik, Portfolio Manager, of the Advisor have managed since 1996 and 2001, respectively.

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to those section headings on page 33 of this prospectus.

Strategic Equity Portfolio

Investment Objective:  Maximum long-term total return consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)	0.33%

Total Annual Portfolio Operating Expenses	0.88%

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$90	$281	$488	$1,084

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies:  Under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowing for investment purposes) in equity securities, such as common stocks, preferred stocks and securities convertible into common and preferred stocks, of U.S. companies. The Portfolio may also invest in foreign securities.

The Advisor’s selection of securities to buy and sell is based on a combination of proprietary multi-factor computer models and fundamental analysis to select securities that appear to the Advisor to be reasonably priced and have revenue and earnings growth potential that the Advisor believes is greater than the stock market in general. The computer models rank securities based on certain criteria including valuation ratios, profitability and earnings growth potential. Then the Advisor applies fundamental analysis to assess a company’s business model and revenue, earnings and cash flow growth rates.

The Advisor attempts to minimize the impact of Federal and state income taxes on shareholders’ returns by, for example, investing in stocks with low dividend yields and in companies with above average earnings predictability and stability, holding stocks for several years and selling depreciated securities to offset realized capital gains.

Principal Investment Risks:  All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk:  Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Foreign Investment Risk:  The Portfolio is subject to additional risks due to its foreign investments. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

Tax Managed Risk:  The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, this Portfolio may miss the opportunity to realize gains or reduce losses.

Investment Style Risk:  The Portfolio invests in securities with strong earnings growth prospects that the Advisor believes are reasonably priced. There is no guarantee that the prices of these stocks will not move even lower.

Performance Information:  The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 16.28% (for the quarter ended June 30, 2009) and the lowest quarterly return was (23.32)% (for the quarter ended December 31, 2008).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2010)

	Past 1	Past 5	Past 10
	Year	Years	Years
Return Before Taxes	13.54%	2.97%	0.81%
Return After Taxes on Distributions	13.42%	2.52%	0.41%
Return After Taxes on Distributions and Sale of Fund Shares	8.95%	2.54%	0.60%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	15.09%	2.29%	1.41%

Morningstar Large Growth Average[1]	15.40%	2.22%	(0	.69)%

[1]	The Morningstar Large Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser:  Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Manager:  Peter J. Zuleba, III, CFA, Director of Equity Management of the Advisor, has managed the Portfolio since 2004.

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to those section headings on page 33 of this prospectus.

Total Market Portfolio

Investment Objective:  Long-term capital appreciation consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.20%
Other Expenses (include administration, custody, accounting services and similar expenses and .20% shareholder servicing fees payable to Glenmede Trust)	0.38%
Short Sale Expenses	0.54%

Total Other Expenses	0.92%

Total Annual Portfolio Operating Expenses	2.12%
Fee Waivers and Expense Reimbursements[2]	0.35%

Net Expenses	1.77%

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.

[2]	The Advisor has contractually agreed to waive a portion of its Management Fee so that the Management Fee is 0.85% and to waive an additional portion of its Management Fee and/or reimburse the Portfolio to the extent that total annual Portfolio operating expenses exceed 1.25% (excluding short sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2012 and may discontinue this arrangement anytime thereafter.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$180	$630	$1,107	$2,424

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 200% of the average value of its portfolio.

Principal Investment Strategies:  Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets in long and short positions with respect to equity securities, such as common stocks, of U.S. public companies. The Portfolio will invest in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index. That capitalization range was $112 million to $283.061 billion as of May 31, 2010. In addition, at times, the Portfolio may invest in ADRs listed on the NYSE and IPOs.

The Advisor’s selection of securities to buy, sell or borrow is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings related measures, and other models focus on risk analysis and overall portfolio characteristics. The Advisor takes long positions in equity securities that the models identify as undervalued and more likely to appreciate, and takes short positions in equity securities that the Advisor identifies as overvalued and more likely to depreciate. The Advisor will determine the size of each long or short position and its impact on the risk to the overall portfolio. The frequency and size of short sales will vary substantially in different periods as market opportunities change. Under normal circumstances, the Portfolio will generally have an operating target of 60-140 long positions that may range from 100% to 150% of net assets, and 40-100 short positions that may range from 0% to 50% of net assets, from time to time.

Principal Investment Risks:  All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk:  Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Short Sales Risk:  The Portfolio’s short positions involve a form of leveraging of the Portfolio’s assets, and may involve more risk than other funds that do not engage in short selling. The Portfolio’s short positions may result in a loss if the price of the borrowed security increases between the date of the short sale and the date on which the Portfolio purchases the security to replace the borrowed security. This potential loss is unlimited because the loss increases as the price of the security sold short rises, and the price may rise indefinitely. The use of short sales may cause the Portfolio to have higher expenses than those of other equity mutual funds because of higher transaction costs, premiums, interest or dividends payable to the lender. Market or other factors may prevent the Portfolio from initiating or closing out a short position at the most desirable time or at a favorable price. In addition, the investment of cash proceeds from a short position in equity securities or other investments may increase further the volatility of the Portfolio’s net asset value and investment performance, and may result in greater potential investment losses.

Until the Portfolio replaces a borrowed security, it is required to pledge assets with the lender as collateral and to segregate an amount of liquid assets with its custodian to cover the Portfolio’s short position marked-to-market daily. Therefore, short sales involve credit exposure to the lender that executes the short sale. In addition, segregated assets cannot be sold while the position it is covering is outstanding, unless it is replaced with similar assets. As a result, there is a possibility that segregation of a large percentage of the Portfolio’s assets could affect its portfolio management as well as the ability of the Portfolio to meet redemption requests or other current obligations.

Frequent Trading Risk:  The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

ADR/Foreign Securities Risk:  The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk:  The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Performance Information:  The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the period shown in the bar chart, the highest quarterly return was 15.76% (for the quarter ended June 30, 2009) and the lowest quarterly return was (20.51)% (for the quarter ended December 31, 2008).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2010)

	Past 1	Since Inception
	Year	(December 21, 2006)
Return Before Taxes	18.49%	(2	.56)%
Return After Taxes on Distributions	18.47%	(2	.61)%
Return After Taxes on Distributions and Sale of Fund Shares	12.04%	(2	.17)%

Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	16.93%	(0	.24)%

Morningstar Large Blend Average[1]	14.18%	(0	.93)%

[1]	The Morningstar Large Blend Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the Portfolio.

Investment Adviser:  Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers:  Vladimir de Vassal, CFA, Director of Quantitative Research and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since 2006.

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to those section headings on page 33 of this prospectus.

U.S. Emerging Growth Portfolio

Investment Objective:  Long-term capital appreciation consistent with reasonable risk to principal.

Fees and Expenses of the Portfolio:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
Maximum Account Fee (annual percentage of assets under management)[1]	1.25%
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%
Other Expenses (include administration, custody, accounting services and similar expenses and .25% shareholder servicing fees payable to Glenmede Trust)	0.45%

Total Annual Portfolio Operating Expenses	1.00%

[1]	Investors in the Portfolio may be clients of Glenmede Trust or its Affiliates. The “Maximum Account Fee” in the above table is the current maximum annual fee that Glenmede Trust or its Affiliates would charge its clients directly for fiduciary, trust and/or advisory services (e.g., personal trust, estate, advisory, tax and custodian services). Glenmede Trust and its Affiliates currently intend to exclude the portion of their clients’ assets invested in the Portfolio when calculating client fees.

Example:  This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$102	$318	$552	$1,225

Portfolio Turnover:  The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 109% of the average value of its portfolio.

Principal Investment Strategies:  Using quantitative analysis, under normal market circumstances, the Portfolio invests at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks of U.S. emerging growth companies. Emerging growth companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index. That capitalization range was $112 million to $2.274 billion as of May 31, 2010. In addition, at times the Portfolio may make significant investments in ADRs listed on the NYSE and IPOs.

The Advisor uses proprietary multi-factor computer models to select stocks that the models identify as having strong revenue and earnings potential, and accompanying capital growth potential. These computer models rank securities based on certain criteria, including valuation ratios, profitability and earnings-related measures.

Principal Investment Risks:  All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. In addition, the strategies that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you are investing for goals several years away, and are comfortable with stock market risks. The Portfolio would not be appropriate for you if you are investing for short-term goals, or are mainly seeking current income.

Market Risk:  Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities.

Frequent Trading Risk:  The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.

Small Cap Risk:  The Portfolio is subject to the risk that the stocks of smaller and newer issuers can be more volatile and more speculative than the stocks of larger issuers. Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

Growth Style Risk:  The values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. There is no guarantee that the prices of these stocks will not move even lower.

ADR/Foreign Securities Risk:  The Portfolio may invest in ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

IPO Risk:  The market value of IPO shares could fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Portfolio’s asset base is small, a significant portion of the Portfolio’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Portfolio. As the Portfolio’s assets grow, the effect of the Portfolio’s investment in IPOs on the Portfolio’s performance probably will decline, which could reduce the Portfolio’s performance.

Tax Managed Risk:  The Portfolio uses various investment methods in seeking to reduce the impact of Federal and state income taxes on shareholders’ returns. As a result, the Portfolio may miss the opportunity to realize gains or reduce losses.

Performance Information:  The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one, five and ten years compare to those of selected market indices. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmede.com or by calling 1-800-442-8299.

During the periods shown in the bar chart, the highest quarterly return was 32.67% (for the quarter ended June 30, 2001) and the lowest quarterly return was (36.53)% (for the quarter ended September 30, 2001).

After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2010)

	Past 1	Past 5	Past 10
	Year	Years	Years
Return Before Taxes	29.26%	1.76%	(0	.44)%
Return After Taxes on Distributions	29.26%	1.56%	(0	.54)%
Return After Taxes on Distributions and Sale of Fund Shares	19.02%	1.51%	(0	.37)%

S&P SmallCap 600 Growth Index	27.99%	5.16%	6.86%

Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)[1]	29.09%	5.30%	3.78%

Morningstar Small Growth Average[2]	26.99%	3.50%	2.97%

[1]	The Russell 2000 Growth Index is provided so that investors may compare the performance of the Portfolio to another well-known index for small cap growth stocks.
[2]	The Morningstar Small Growth Average is provided so that investors may compare the performance of the Portfolio with the performance of a peer group of funds that Morningstar, Inc. considers similar to the portfolio.

Investment Adviser:  Glenmede Investment Management LP serves as investment advisor to the Portfolio.

Portfolio Managers:  Vladimir de Vassal, CFA, Director of Quantitative Research and Paul T. Sullivan, CFA, Portfolio Manager, of the Advisor have managed the Portfolio since 2005.

For important information about purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please turn to those section headings on page 33 of this prospectus.

Tax Information:  Each Portfolio’s distributions are taxable and will generally be taxed as dividend income or capital gains, unless you are purchasing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Purchase and Sale of Portfolio Shares:  There are no minimum initial or subsequent investment requirements for the Portfolios. Glenmede Trust has informed the Fund that it and its Affiliates’ minimum initial investment requirements for their clients’ investments in the Portfolios is $1,000, which may be reduced or waived from time to time. Approved brokers and other institutions that purchase shares on behalf of their clients may have their own minimum initial and subsequent investment requirements. You may redeem shares at any time by contacting Glenmede Trust by telephone or facsimile or contacting the institution through which you purchased your shares.

Financial Intermediary Compensation:  If you purchase shares of a Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask you salesperson or visit your financial intermediary’s Web site for more information.

ADDITIONAL INFORMATION ABOUT INVESTMENTS

Objective, Principal Strategies and Risks

To help you decide which Portfolio is appropriate for you, this section looks more closely at the Portfolios’ investment objectives, policies and risks. You should carefully consider your own investment goals, time horizon and risk tolerance before investing in a Portfolio.

Each Portfolio’s investment objectives and strategies may be changed by the Board of Directors (the “Board”) of The Glenmede Fund, Inc. (the “Fund”) without shareholder approval.

Each Portfolio may, from time to time, take temporary defensive positions that are inconsistent with its principal investment strategies in response to adverse market, economic, political, or other conditions. Such investments may include, for example, cash, various short-term instruments, such as money market securities (including commercial paper, certificates of deposit, banker’s acceptances and time deposits), U.S. Government securities and repurchase agreements. U.S. Government securities include a variety of securities issued by the U.S. Treasury or by U.S. Government-related entities. While certain U.S. Government-related entities (such as the Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. To the extent that a Portfolio employs a temporary defensive strategy, it may not achieve its investment objective. A defensive position, taken at the wrong time, would have an adverse impact on that Portfolio’s performance.

International Portfolio

The Sub-Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing primarily in common stocks, including dividend-paying common stocks, of companies located outside the United States and that the Sub-Advisor believes are undervalued. The Portfolio is expected to diversify its investments across companies located in a number of foreign countries, which may include, but are not limited to, Japan, the United Kingdom, Germany, France, Italy, Spain, Switzerland, the Netherlands, Norway, Sweden, Australia, Hong Kong and Singapore. Under normal market circumstances, the Portfolio will invest at least 65% of its total assets in the securities of companies based in at least three different countries, other than the United States.

As further described in this Prospectus under the heading “Management of the Portfolio”, the Advisor has selected the Sub-Advisor to manage the Portfolio’s assets, as approved by the Board and the Portfolio’s shareholders. The Advisor monitors the performance of the Sub-Advisor.

Large Cap 100 Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of U.S. large cap companies. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders.

Large cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 1000® Index.

Large Cap Growth Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of U.S. large cap companies. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Large cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 1000® Index.

Large Cap Value Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks and preferred stocks, of U.S. large cap companies that the Advisor believes are undervalued. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Large cap companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 1000® Index.

Long/Short Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide absolute return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of U.S. public companies. This is a non-fundamental investment policy that can be changed by the Board. The Portfolio invests in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index.

There may be times when the Portfolio holds a significant portion of its assets in cash or cash equivalents as a temporary defensive measure, although the Portfolio generally intends to have all its assets invested (either long or short) in equities at all times.

Secured Options Portfolio

The Advisor attempts to achieve the Portfolio’s objective of long-term capital appreciation and option premiums consistent with reasonable risk to principal by investing, under normal market circumstances, in a diversified portfolio of equity securities while also using option writing strategies in an effort to obtain option premiums and reduce risk. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options. This is a non-fundamental policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other listed coverage methods.

The writing of options is intended to earn cash through the receipt of option premiums. As the seller of the call option, the Portfolio receives cash (the “premium”) from the purchaser. Depending on the type of call option, the purchaser of a call option has the right to any appreciation in the value over a fixed price (the “exercise price”) of a security or index either on certain date in the future (the “expiration date”) or at any time prior to the expiration date. If the purchaser does not exercise the option, the Portfolio retains the premium. If the purchaser exercises the option, the Portfolio pays the purchaser the difference between the value of the security or the index and the exercise price of the option or, in the case of options on securities, closes the option by delivering the underlying security versus the payment of the exercise price. The premium, the exercise price and the value of the security or index determine the gain or loss realized by the Portfolio. The Portfolio can also repurchase the call option prior to the expiration date, ending its obligation, and the cost of entering into closing purchase transactions will determine the gain or loss realized by the Portfolio. The Portfolio may also buy call options. The value of a call option generally increases as the price of the underlying stock or index increases and decreases as the price of the underlying stock or index decreases.

The Portfolio will also write cash-secured put options in an attempt to complement the covered call strategy. A put option gives the holder of the option, in return for a premium, the right to sell to the writer of the option the security underlying the option as a specified price at any time during the term of the option. To the extent the Portfolio sells cash-secured put options it will be required to hold a significant portion of its assets in cash or cash equivalents, such as U.S. Treasury securities and repurchase agreements, to cover the put option. The Portfolio may also buy put options. The value of a put option generally increases as the price of the underlying stock decreases and increases as the price of the underlying stock increases.

Writing covered call options may provide a steady cash flow, although it may also reduce the Portfolio’s ability to profit from increases in the value of its equity portfolio. If the Portfolio were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired unexercised. Writing cash-secured put options may also provide a steady cash flow, although it may also require the Portfolio to realize a loss if the put option is exercised. The Portfolio also buys put options, which may protect the Portfolio from a significant market decline that may occur over a short period of time. The Portfolio also buys call options, which may result in the purchase of equities below their market value. As the purchaser of either a call or put option, if the option expires unexercised, the Portfolio will lose the premium it paid to purchase the option. There can be no assurance that a liquid market will exist when the Portfolio seeks to enter or close out an open option position. The value of options may be adversely affected if the market for the options becomes less liquid or smaller.

Small Cap Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide long-term capital appreciation consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks and preferred stocks, of U.S. small cap companies that the Advisor believes are undervalued. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Small cap companies include companies with market capitalizations, at the time of purchase, within the market capitalization range of any stock in the Russell 2000® Index.

Equity securities purchased by the Portfolio will be primarily traded on the various stock exchanges and NASDAQ, although the Portfolio may purchase unlisted securities and penny stocks. The securities held by the Portfolio may represent many different types of companies and industries.

The Portfolio currently offers two classes of shares: the Advisor Class offered in this Prospectus and the Institutional Class. Shares of each class of the Portfolio represent equal pro rata interests in the Portfolio. The difference between the two classes is their shareholder service fee and minimum initial investment: the Advisor Class charges a .25% fee and has no minimum initial investment, and the Institutional Class charges a .05% fee and has a $10,000,000 minimum initial investment. This minimum initial investment amount may be reduced or waived in some cases from time to time. Although shares of each class accrue dividends and calculate net asset value and performance quotations in the same manner, the net asset value, dividends and other distributions, and performance of each class is expected to differ due to different actual expenses and will be quoted separately.

Strategic Equity Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide maximum long-term total return consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of Portfolio’s net assets (including borrowings for investment purposes) in equity securities such as common and preferred stock and securities convertible into such stock. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Securities purchased by the Portfolio will be primarily those traded on the various stock exchanges and NASDAQ.

Although the Portfolio is not a tax-exempt fund, it will use several methods to reduce the impact of Federal and state income taxes on shareholders’ returns. For example, the Portfolio:

•	attempts to distribute relatively low levels of taxable investment income by investing in stocks with low dividend yields;

•	attempts to hold taxes on realized capital gains to a minimum by investing primarily in the securities of companies with above average earnings predictability and stability which the Portfolio expects to hold for several years;

•	attempts to avoid realizing short-term capital gains; and

•	sells depreciated securities to offset realized capital gains, when consistent with its overall investment approach, thus reducing capital gains distributions.

However, when deciding whether to sell a security, investment considerations will take precedence over tax considerations.

Total Market Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide long-term capital appreciation consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, such as common stocks, of U.S. public companies. This is a non-fundamental investment policy that can be changed by the Board. The Portfolio invests in companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 3000® Index.

The Portfolio intends, under normal circumstances, to have up to 10% of its assets in cash or cash equivalents.

U.S. Emerging Growth Portfolio

The Advisor attempts to achieve the Portfolio’s objective to provide long-term capital appreciation consistent with reasonable risk to principal by investing, under normal market circumstances, at least 80% of the value of its net assets (including borrowings for investment purposes) in equity securities, including common stocks, of U.S. emerging growth companies. This is a non-fundamental investment policy that can be changed by the Portfolio upon 60 days’ prior notice to shareholders. Emerging growth companies include companies with market capitalizations, at the time of purchase, that are within the market capitalization range of any stock in the Russell 2000® Index.

Equity securities purchased by the Portfolio will be primarily traded on the various stock exchanges and NASDAQ, although the Portfolio may purchase unlisted securities and penny stocks. The securities held by the Portfolio may represent many different types of companies and industries.

Foreign Securities

The Large Cap 100, Large Cap Value, Long/Short, Total Market, U.S. Emerging Growth and Secured Options Portfolios may invest in ADRs, which involve risks similar to those accompanying direct investment in foreign securities. The International Portfolio may purchase securities in any foreign country, developed or underdeveloped. There are substantial risks involved in investing in foreign securities. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability, and potential restrictions on the flow of international capital. The dividends payable on a Portfolio’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the income available for distribution to the Portfolio’s shareholders. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities in a Portfolio which are denominated or quoted in currencies other than the U.S. dollar. In many countries there is less publicly available information about issuers than is available in reports about companies in the United States.

These risks are often heightened for investments by the International Portfolio in developing or emerging markets. Developing countries may also impose restrictions on the Portfolio’s ability to repatriate investment income or capital. Even without such restrictions, the mechanics of repatriation may affect certain aspects of the operations of the Portfolio. Some of the currencies in emerging markets have been devalued relative to the U.S. dollar. In many cases these devaluations have been significant. Certain developing countries impose constraints on currency exchange. Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which in turn, could affect the value of the Portfolio’s investments. While in many other emerging markets, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. The International Portfolio may invest in foreign securities markets which are smaller, less liquid, and subject to greater price volatility than those in the United States.

Brokerage commissions, custodial services, and other costs relating to investment in foreign securities markets are generally more expensive than in the United States. Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could prevent the Portfolio from investing the proceeds of the sale. Inability to dispose of portfolio securities due to settlement problems could expose the Portfolio to losses due either to subsequent declines in the value of the portfolio security or, if the security has been sold, to claims by the purchaser.

There are additional risk factors, including possible losses through the holding of securities in domestic and foreign custodian banks and depositories.

Repurchase Agreements

Each Portfolio may enter into collateralized repurchase agreements with qualified brokers, dealers, banks and other financial institutions deemed creditworthy by the Advisor. Such agreements can be entered into for periods of one day or for a fixed term.

In a repurchase agreement, the Portfolio purchases a security and simultaneously commits to resell that security at a future date to the seller (a qualified bank or securities dealer) at an agreed upon price plus an agreed upon market rate of interest (itself unrelated to the coupon rate or date of maturity of the purchased security). The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Portfolio at not less than the agreed upon repurchase price. If the seller defaults on its repurchase obligation, the Portfolio holding such obligation suffers a loss to the extent that the proceeds from a sale of the underlying securities (including accrued interest) is less than the repurchase price (including accrued interest) under the agreement. In the event that such a defaulting seller files for bankruptcy or becomes insolvent, disposition of such securities by the Portfolio might be delayed pending court action.

Portfolio Turnover

The Long/Short, Total Market, Large Cap Value, Large Cap 100, Large Cap Growth, U.S. Emerging Growth and Secured Options Portfolios may engage in active and frequent trading of portfolio securities. High portfolio turnover may involve correspondingly greater expenses to the Portfolios, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Higher portfolio turnover may also increase share price volatility and result in realization of taxable capital gains to shareholders with taxable accounts, including short-term capital gains, and may adversely impact a Portfolio’s after-tax returns. Trading costs and tax effects associated with portfolio turnover may adversely affect a Portfolio’s performance.

The Advisor and Sub-Advisor evaluate the rewards and risks presented by all securities purchased by a Portfolio and how they may advance that Portfolio’s investment objective. It is possible, however, that these evaluations will prove to be inaccurate.

In addition, under normal circumstances, the Long/Short and Total Market Portfolios’ investment selection process may result in the Advisor taking long positions in a market sector or industry that is not offset, or not offset to the same extent, by corresponding short positions in the same market sector or industry, and vice versa. This may result in increased risk and opportunity for loss should the securities in a particular market sector or industry not perform as predicted by the Advisor’s selection process.

Selection of Investments

The Advisor and Sub-Advisor, respectively, evaluate the rewards and risks presented by all securities purchased by the Portfolios they manage and how they may advance the Portfolio’s investment objective. It is possible that these evaluations will prove to be inaccurate.

Short Sales

The Long/Short and Total Market Portfolios each take a long position by purchasing a security outright. When a Portfolio takes a short position, it borrows a security and then sells the security at the current market price in anticipation that the market price of the security will decline. To complete, or close out, the short sale transaction, the Portfolio buys the same security in the market and returns it to the lender. A Portfolio makes money when the market price of the borrowed security goes down after the short sale because it will have to pay less to replace the borrowed security than it received when it sold the security short. Conversely, if the price of the security goes up after the sale, a Portfolio will lose money because it will have to pay more to replace the borrowed security than it received when it sold the security short.

The Long/Short and Total Market Portfolios’ short selling activities are significantly different from the investment activities of, and involve more risks than, other funds that do not engage in short selling. If a security is sold short and it increases in price, a Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold short. The Portfolios will also incur transaction costs in effecting short sales. The amount of gain will be decreased, and the amount of any loss increased, by the amount of the premium, interest, dividends and transaction costs a Portfolio may be required to pay in connection with the short sale. Positions in shorted securities are more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the stock plus the transaction costs. By contrast, there is no maximum attainable price of a shorted security. Therefore, the theoretical loss on securities sold short is unlimited. By contrast, the gain on a short sale, before transaction costs, is generally limited to the difference between the price at which the borrowed security is sold and the price paid to purchase the security to return it to the lender. The use of short sales may also result in a Portfolio realizing more short-term capital gains than it would if the Portfolio did not engage in short sales.

In addition, a Portfolio may not always be able to close out a short position at a particular time or at an acceptable price. This would occur, for example, if the lender of the borrowed security requires a Portfolio to return the security on short notice and the Portfolio is unable to borrow the security from another lender, which may require the Portfolio to purchase the borrowed security at an unfavorable price, resulting in a loss.

Depending on the arrangement with the lender, each Portfolio may be required to pledge all or a significant portion of its assets, which may include cash collateral from securities lending activities, to the lender as collateral for the short sales. The proceeds from the short sales may be retained by the lender as collateral or the Portfolio may be permitted to use the cash proceeds to purchase additional securities or for any other purposes. Because cash proceeds are Portfolio assets which are typically used to satisfy a portion of lender’s collateral requirements for the short sale, the reinvestment of these cash proceeds may require a Portfolio to post as collateral additional securities that it owns or other assets. For these and other reasons, a Portfolio might be required to liquidate long and short positions at times that may be disadvantageous to the Portfolio.

Other Types of Investments

In addition to each Portfolio’s principal investment strategies, and the particular types of securities which each Portfolio may select for investment described above, each Portfolio may make other types of investments and pursue other investment strategies in support of its overall investment goal. Information about some of these investments and strategies is provided below. More information about these and other supplemental investment strategies and the risks involved are described in the Statement of Additional Information (“SAI”).

Other Derivatives:  The Secured Options Portfolio may use other types of derivatives such as swaps, futures and options on futures to manage risks inherent in its portfolio and to increase its return. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset such as a security or an index. The use of derivative instruments by the Portfolio may involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Some of the risks of investing in derivatives include (i) the risk that the other party to the derivative contract may fail to fulfill its obligations; (ii) the risk that the use of derivatives may reduce liquidity and make the Portfolio harder to value, especially in declining markets; (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and (iv) the risk that the Portfolio may suffer disproportionately heavy losses relative to the amount invested if the Advisor is incorrect in its expectation of fluctuations in securities prices, interest rates or credit events. The Portfolio may invest in derivative instruments to increase total return and for hedging purposes. Investing to increase total return is considered a speculative practice and presents even greater risk of loss.

Investments in Other Investment Companies:  To the extent permitted by the Investment Company Act of 1940, each Portfolio may invest in shares of other registered investment companies, including exchange traded funds (“ETFs”). If a Portfolio invests in shares of another registered investment company, shareholders would bear not only their proportionate share of the Portfolio’s expenses, but also management fees and other expenses paid by the other fund. Any investment in an ETF generally presents the same primary risks as an investment in a conventional open-end fund that has the same investment objectives, strategies and policies. Additionally, the risks of owning an ETF generally reflect the risks of owning the underlying securities that the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. In addition, ETFs and closed-end funds do not necessarily trade at the net asset value of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss. Finally, because ETFs and closed-end funds trade like stocks on exchanges, they are subject to trading and commission costs.

Securities Lending:  In order to generate additional income, each Portfolio may lend its securities to qualified brokers, dealers, banks and other financial institutions. Such loans are required at all times to be continuously secured by collateral consisting of cash, securities of the U.S. Government or its agencies or letters of credit equal to at least the market value of the loaned securities. The cash collateral received may be invested in short-term investments in accordance with terms approved by the Fund’s Board. All or a portion of the cash collateral received by the Long/Short and Total Market Portfolios may be used to finance short sales. The value of the securities loaned may not exceed one-third of the value of the total assets of the Portfolio (including the loan collateral). A Portfolio could experience a delay in recovering its securities or a possible loss of income or value if the borrower fails to return the securities when due.

Portfolio Holdings

A description of each Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s securities is available in the SAI.

PRICE OF PORTFOLIO SHARES

The price of shares issued by each Portfolio is based on its net asset value (“NAV”). Each Portfolio’s NAV per share is determined as of the close of regular trading hours of the NYSE, currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open for business. The time at which shares are priced may be changed in case of an emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. (Eastern Time). In addition, the Portfolios may determine to price their shares on weekdays that the NYSE is temporarily closed due to emergency circumstances.

Each Portfolio’s investments generally are valued at market value or, when market quotations are not readily available or when events occur that make established valuation methods unreliable, at fair value as determined in good faith using methods determined by the Fund’s Board, including, in the case of the International Portfolio, through the use of valuations provided by an independent valuation service. The Advisor, Sub-Advisor, as applicable, and Custodian regularly test the accuracy of the fair value prices by comparing them with values that are available from other sources. At each regularly scheduled Board meeting, a report is submitted describing any security that has been fair valued and the basis for the fair value determination. For the International Portfolio, the Advisor and Sub-Advisor provide quarterly reports to the Board regarding their evaluation of the fair values provided by the independent valuation service.

Securities listed on a foreign exchange and unlisted foreign securities are valued at the latest quoted price available when assets are valued. Foreign securities may trade on days when shares of a Portfolio are not priced; as a result, the value of such securities may change on days when you will not be able to purchase or redeem the Portfolio’s shares. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars last quoted by a major bank.

The following are examples of situations that may constitute significant events that could render a market quotation for a specific security “not readily available” and require fair valuation of such security: (i) the security’s trading has been halted or suspended; (ii) the security has been de-listed from a national exchange; (iii) the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; (iv) the security has not been traded for an extended period of time; (v) the security’s authorized pricing sources are not able or willing to provide a price; (vi) an independent price quote from two or more broker-dealers is not available; (vii) trading of the security is subject to local government-imposed restrictions; (viii) foreign security has reached a pre-determined range of trading set by a foreign exchange (“limit up” or “limit down” price), and no trading has taken place at the limit up price or limit down price; (ix) natural disasters, armed conflicts, and significant government actions; (x) significant events that relate to a single issuer or to an entire market sector, such as significant fluctuations in domestic or foreign markets or between the current and previous days’ closing levels of one or more benchmark indices approved by the Board; (xi) the security’s sales have been infrequent or a “thin” market in the security exists; and/or (xii) with regard to over-the-counter securities, the validity of quotations from broker-dealers appears questionable or the number of quotations indicates that there is a “thin” market in the security.

The frequency with which a Portfolio’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Portfolio invests pursuant to its investment objective, strategies and limitations. Investments in other registered mutual funds, if any, are valued based on the NAV of those mutual funds (which may use fair value pricing as discussed in their prospectuses).

For the International Portfolio, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities on days when a change has occurred in the closing level of the Standard and Poor’s 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met. The Board has approved the methodology utilized to provide the fair value for foreign equity securities. The Sub-Advisor reviews the fair values provided, reviews periodically the methodology and procedures used in providing values to the Portfolio, evaluates the accuracy of the prices provided and provides quarterly reports to the Board regarding its evaluation of the fair values provided by the independent valuation service.

Valuing a Portfolio’s investments using fair value pricing will result in using prices for those investments that may differ from current market prices. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by other investment companies, investors and the Portfolio’s benchmark index to price the same investments.

ADDITIONAL INFORMATION ON THE PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares

Each Portfolio may appoint one or more entities as their agent to receive purchase and redemption orders of shares of the Portfolios and cause these orders to be transmitted, on an aggregated basis, to the Portfolios’ transfer agent. In these instances, orders are effected at the NAV per share next determined after receipt of that order by the entity, if the order is actually received by the transfer agent not later than the next business morning.

Shares of each Portfolio are sold without a sales commission on a continuous basis to Glenmede Trust acting on behalf of clients and clients of its Affiliates (“Clients”) and to certain approved employee benefit plans and institutions, including brokers acting on behalf of their clients (“Institutions”), at the NAV per share next determined after receipt, in proper order, of the purchase order by the Fund’s transfer agent. We consider orders to be in “proper order” when all required documents are properly completed, signed and received. Beneficial ownership of shares will be reflected on books maintained by Glenmede Trust or the Institutions. If you wish to purchase shares in a Portfolio, you should contact Glenmede Trust by telephone or facsimile or contact your Institution.

Each Portfolio reserves the right, in its sole discretion, to reject any purchase order, when, in the judgment of management, such rejection is in the best interests of the Fund and its shareholders.

Your Institution may charge you for purchasing or selling shares of a Portfolio. There is no transaction charge for shares purchased directly from a Portfolio through Glenmede Trust.

Purchases of a Portfolio’s shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued except upon your written request. Certificates for fractional shares, however, will not be issued.

Redemption of Shares

You may redeem shares of each Portfolio at any time, without cost, at the NAV per share next determined after the Fund’s transfer agent receives your redemption order. Generally, a properly signed written order is all that is required. If you wish to redeem your shares, contact Glenmede Trust by telephone or facsimile or contact your Institution.

You will ordinarily be paid your redemption proceeds within one business day, but normally in no more than seven days, after the transfer agent receives your order in proper form. The Fund may suspend the right of redemption or postpone the date of payment under any emergency circumstances as determined by the Securities and Exchange Commission.

Redemption proceeds are normally paid in cash, although the Fund has the right to limit each shareholder to cash redemptions of $250,000 or 1% of such Portfolio’s NAV, whichever is less, within a 90-day period. Any additional redemption proceeds would be made in readily marketable securities.

Frequent Purchases and Redemption of Portfolio Shares

Mutual fund market timing involves the frequent purchase and redemption of shares of mutual funds within short periods of time with the intention of capturing short-term profits resulting from market volatility. Market timing in a non-money market portfolio may disrupt portfolio management strategies; harm the performance of the portfolio; dilute the value of portfolio shares held by long-term shareholders; increase brokerage and administrative costs; and for a portfolio that invests to a significant extent in foreign securities, foster time-zone arbitrage.

The Fund does not knowingly accommodate frequent purchases and redemptions of Portfolio shares by shareholders. Pursuant to a policy adopted by the Board to discourage market timing of the Portfolio’s shares, the Fund has established the following procedures designed to discourage market timing of the Portfolios. The Fund will enforce its policies and procedures to discourage market timing of the Portfolio’s shares equitably on all shareholders. There is no guarantee that the Fund will be able to identify individual shareholders who may be market timing the Portfolios or curtail their trading activity in every instance, particularly if they are investing through financial intermediaries.

In an effort to deter market timing in the International Portfolio, the Board has authorized the valuation of the Portfolio’s foreign equity securities based on prices provided by an independent valuation service when there has been movement in the U.S. securities markets by a certain amount from the previous trading day’s closing level and other criteria have been met.

Shares of the Portfolios may be sold through omnibus account arrangements with financial intermediaries. Omnibus account information generally does not identify the underlying investors’ trading activity on an individual basis. In an effort to identify and deter market timing in omnibus accounts, Glenmede Trust periodically reviews trading activity at the omnibus level and will seek to obtain underlying account trading activity information from the financial intermediaries when, in Glenmede Trust’s judgment, the trading activity suggests possible market timing. Requested information relating to trading activity will be reviewed to identify accounts that may be engaged in excessive trading based on criteria established by Glenmede Trust. If this information shows that an investor’s trading activity suggests market timing, Glenmede Trust will contact the financial intermediary and follow its procedures, including but not limited to, warnings, restricting the account from further trading and/or closing the account. Financial intermediaries may also monitor their customers’ trading activities in the Portfolios using criteria that may differ from the criteria established by Glenmede Trust and there is no assurance that the procedures used by the financial intermediaries will be able to curtail excessive trading. If a third-party financial intermediary does not provide underlying account trading activity information upon request, Glenmede Trust will determine what action to take, including terminating the relationship with the financial intermediary.

DIVIDENDS AND DISTRIBUTIONS

The Portfolios normally distribute substantially all of their net investment income to shareholders in the form of a quarterly dividend.

The Portfolios normally distribute any realized net capital gains at least once a year.

Dividends and capital gains distributions are paid in cash or reinvested in additional shares at the option of the shareholder.

ADDITIONAL INFORMATION ABOUT TAXES

The following is a summary of certain United States tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual United States citizens or residents. You should consult your tax adviser for further information regarding Federal, state, local and/or foreign tax consequences relevant to your specific situation. Additional information about taxes is contained in the SAI.

Distributions

Each Portfolio contemplates distributing as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital loss). Except as discussed below, you will be subject to Federal income tax on Portfolio distributions regardless whether they are paid in cash or reinvested in additional shares. Portfolio distributions attributable to short-term capital gains and net investment income will generally be taxable to you as ordinary income.

Distributions attributable to the net capital gain of the Portfolio will be taxable to you as long-term capital gain, no matter how long you have owned your Portfolio shares. The maximum long-term capital gain rate applicable to individuals, estates, and trusts is currently 15%. You will be notified annually of the tax status of distributions to you.

Subject to the sunset provision noted at the end of this discussion of tax considerations, distributions of “qualifying dividends” will also generally be taxable to you at long-term capital gain rates, as long as certain requirements are met. In general, if 95% or more of the gross income of a Portfolio (other than net capital gain) consists of dividends received from domestic corporations or “qualified” foreign corporations (“qualifying dividends”), then all distributions paid by the Portfolio to individual shareholders will be taxed at long-term capital gains rates. But if less than 95% of the gross income of a Portfolio (other than net capital gain) consists of qualifying dividends, then distributions paid by the Portfolio to individual shareholders will be qualifying dividends only to the extent they are derived from qualifying dividends earned by the Portfolio. For the lower rates to apply, you must have owned your Portfolio shares for at least 61 days during the 121-day period beginning on the date that is 60 days before the Portfolio’s ex-dividend date (and the Portfolio will need to have met a similar holding period requirement with respect to the shares of the corporation paying the qualifying dividend). The amount of a Portfolio’s distributions that qualify for this favorable treatment may be reduced as a result of the Portfolio’s securities lending activities (if any), a high portfolio turnover rate or investments in debt securities or “non-qualified” foreign corporations.

Distributions from a Portfolio will generally be taxable to you in the taxable year in which they are paid, with one exception. Distributions declared by a Portfolio in October, November or December and paid in January of the following year are taxed as though they were paid on December 31.

It is expected that the International Portfolio will be subject to foreign withholding or other foreign income taxes with respect to dividends or interest received from (and, in some cases, gains recognized on shares of stock of) non-U.S. companies. The International Portfolio may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (1) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit, subject to applicable limitations, or (2) to take that amount as an itemized deduction.

A portion of distributions paid by a Portfolio to shareholders who are corporations may also qualify for the dividends-received deduction for corporations, subject to certain holding period requirements and debt financing limitations. The amount of the dividends qualifying for this deduction may however be reduced as a result of the Portfolio’s securities lending activities, if any, by a high portfolio turnover rate, or by investments in non-U.S. corporations.

If you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as “buying into a dividend.”

It is contemplated that the Secured Options Portfolios will write call and put options and may invest in derivative securities, including swaps, futures and options on futures, and the Long/Short and Total Market Portfolios will engage in short sales. The tax treatment of these sorts of transactions is complex and may (as may the Portfolio’s high turnover rate) result in the recognition by these Portfolios of significant amounts of short-term capital gain and ordinary income. This, in turn, may cause significant portions of the distributions by these Portfolios to shareholders to be taxable at an ordinary income rate. Also, in some cases, these transactions may cause these Portfolios to recognize income or gain without any corresponding receipt of cash, in which case the Portfolios may have to liquidate other positions to enable it to distribute the amount of that income or gain to shareholders so as to avoid incurring corporate-level tax.

Sales and Exchanges

You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over 12 months at the time you dispose of them. (To aid in computing your tax basis, you should retain your account statements for the periods during which you held shares.)

Certain special tax rules may apply to losses realized in some cases. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Portfolio may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAs and Other Tax-Qualified Plans

The one major exception to the preceding tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Backup Withholding

Each Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service (“IRS”) a percentage of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the IRS for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are “exempt recipients.” The current withholding rate is 28%.

U.S. Tax Treatment of Foreign Shareholders

Generally, nonresident aliens, foreign corporations and other foreign investors are subject to 30% withholding tax on dividends paid by a U.S. corporation, although the rate may be reduced for an investor that is a qualified resident of a foreign country with an applicable tax treaty with the United States. In the case of regulated investment companies such as the Portfolios, however, certain categories of dividends are exempt from the 30% withholding tax. These generally include dividends attributable to the Portfolios’ net capital gains (the excess of net long-term capital gains over net short-term capital loss) and, for taxable years of the Portfolios beginning before January 1, 2012, dividends attributable to the Portfolios’ interest income from U.S. obligors and dividends attributable to net short-term capital gains of the Portfolios.

In contrast, if a foreign investor conducts a trade or business in the United States and the investment in a Portfolio is effectively connected with that trade or business or a foreign individual investor is present in the United States for 183 days or more in a calendar year, then the foreign investor’s income from the Portfolio will generally be subject to U.S. federal income tax at graduated rates in a manner similar to the income of a U.S. citizen or resident.

All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Portfolio.

State and Local Taxes

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Portfolio’s distributions, if any, that are attributable to interest on U.S. government securities. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

Sunset of Tax Provisions

Some of the tax provisions described above are subject to sunset provisions. Specifically, the 15% long-term capital gain rate and the taxation of dividends at the long-term capital gain rate are currently scheduled to sunset after 2012.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE PORTFOLIOS

Investment Advisor and Sub-Advisor

Glenmede Investment Management LP, with principal offices at One Liberty Place, 1650 Market Street, Suite 1200, Philadelphia, Pennsylvania 19103, serves as investment advisor to the Portfolios. The Advisor, a limited partnership, wholly-owned by Glenmede Trust, became the investment advisor to the Portfolios on January 1, 2007. From September 1, 2000 until January 1, 2007, investment advisory services were provided by Glenmede Trust’s wholly-owned subsidiary, Glenmede Advisers, Inc. (“Glenmede Advisers”). On January 1, 2007, Glenmede Advisers and the Advisor merged, and the Advisor succeeded to Glenmede Advisers’ investment adviser registration, acquired all of Glenmede Advisers’ assets and liabilities and undertook all rights, obligations and responsibilities of Glenmede Advisers under the Portfolios’ Investment Advisory Agreements and Sub-Investment Advisory Agreement. As of January 1, 2011, the Advisor had over $5 billion in assets under management.

Philadelphia International Advisors LP (“Philadelphia International” or the “Sub-Advisor”), with principal offices at 1650 Market Street, Suite 1400, Philadelphia, PA 19103, serves as sub-advisor to the International Portfolio. The Sub-Advisor, a limited partnership founded in 2001, in which Glenmede Trust is a limited partner, was formed to provide investment advisory services related to international equity investments. As of December 31, 2010, the Sub-Advisor had approximately $6.3 billion of assets under management.

Under Investment Advisory Agreements with the Fund, the Advisor, subject to the control and supervision of the Fund’s Board and in conformance with the stated investment objective and policies of each Portfolio, manages the investment and reinvestment of the assets of each Portfolio. It is the responsibility of the Advisor to make investment decisions for each Portfolio and to place each Portfolio’s purchase and sale orders. For the International Portfolio, the Advisor manages the Portfolio through the Sub-Advisor, Philadelphia International.

Under a Sub-Investment Advisory Agreement with the Advisor and Fund, the Sub-Advisor, subject to the control and supervision of the Advisor and the Board, and in conformance with the stated investment objectives and policies of the International Portfolio, determines in its discretion the investment decisions for the Portfolio and the securities to be purchased or sold, and provides the Advisor and the Board with records and regular reports concerning the discharge of its responsibilities. The Advisor continuously reviews, supervises and administers the investment program of the Portfolio, and monitors the services performed by the Sub-Advisor.

For the fiscal year ended October 31, 2010, the Portfolios paid management fees to the Advisor for its investment advisory services, calculated daily and paid monthly, at the following annual percentage rates of the Portfolio’s average daily net assets, as shown in the following table.

Percentage of Average
Portfolio	Daily Net Assets

International Portfolio	0.75%
Large Cap 100 Portfolio	0.55%
Large Cap Growth Portfolio	0.55%
Large Cap Value Portfolio	0.55%
Long/Short Portfolio	1.20%*
Secured Options Portfolio	0.55%
Small Cap Equity Portfolio	0.55%
Strategic Equity Portfolio	0.55%
Total Market Portfolio	1.20%*
U.S. Emerging Growth Portfolio	0.55%

*	The Advisor has contractually agreed to waive a portion of its management fees so that after giving effect to such contractual waiver, the management fees for the Long/Short and Total Market Portfolios are each 0.85%. The Advisor has also contractually agreed to waive an additional portion of its management fees and/or reimburse these Portfolios to the extent that total annual portfolio operating expenses, as a percentage of the Portfolio’s average net assets, exceed 1.25% (excluding short-sale dividends, prime broker interest, brokerage commissions, taxes, interest, and extraordinary expenses). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2012. Shareholders will be notified if the waivers or reimbursements are discontinued after that date.

A discussion regarding the Board’s basis for approving the renewal of the Investment Advisory and Sub-Investment Advisory Agreements is available in the Fund’s annual report to shareholders for the fiscal year ended October 31, 2010.

Shareholders in the Portfolios who are clients of Glenmede Trust, or its Affiliates, pay fees which vary, depending on the capacity in which Glenmede Trust or its Affiliate provides fiduciary and investment services to the particular Client (e.g., personal trust, estate settlement, advisory and custodian services) (“Client Fees”). Glenmede Trust and its Affiliates currently intend to exclude the portion of their Clients’ assets invested in the Portfolios when calculating Client Fees. Shareholders in the Portfolios who are customers of other Institutions may pay fees to those Institutions.

The Advisor and/or Glenmede Trust may pay additional compensation from time to time, out of their assets, and not as an additional charge to the Portfolios, to selected Institutions that provide services to its customers who are beneficial owners of the Portfolios and other persons in connection with servicing and/or sales of Portfolio shares and other accounts managed by the Advisor or Glenmede Trust.

The International Portfolio is managed by the Sub-Advisor using a team approach, which is led by Andrew B. Williams. The team consists of Mr. Williams, Robert Bentham de Grave, Frederick Herman, and Stephen Dolce. Each portfolio manager has full discretion over specific investment decisions, with Mr. Williams having final decision authority.

Mr. Williams is the President, Chief Executive Officer and Chief Investment Officer of the Sub-Advisor and has been managing the Portfolio since it commenced operations on November 17, 1988. Since January 1, 2002, Mr. Williams has been employed by the Sub-Advisor. From May 1985 through December 2001, Mr. Williams was employed by Glenmede Advisers and Glenmede Trust as a portfolio manager. Messrs. Bentham de Grave and Herman have been employed by the Sub-Advisor as portfolio managers since January 2002. Prior to that time, each was a member of Glenmede Trust’s international equity team since 1994 and 1997, respectively. Mr. Dolce has been employed by the Sub-Advisor as a portfolio manager since September 2007. Prior to joining the Sub-Advisor, Mr. Dolce was employed at DuPont Capital Management for over ten years where he served as a Senior International Equity Analyst, Sector Portfolio Manager, and Global Equity Trader.

Robert J. Mancuso, CFA, Portfolio Manager of the Advisor, is primarily responsible for the management of the Small Cap Equity Portfolio, which he has managed since February 27, 1996. Mr. Mancuso has been employed by the Advisor and its predecessors as a portfolio manager since November 1992. Christopher J. Colarik, Portfolio Manager of the Advisor, assists Mr. Mancuso in the management of the Portfolio by making securities recommendations. Mr. Colarik has been employed by the Advisor and its predecessors as a portfolio manager since 2001.

Wade Wescott, CFA, Portfolio Manager of the Advisor, is primarily responsible for the management of the Large Cap Value Portfolio. Mr. Wescott has been responsible for the management of the Large Cap Value Portfolio since March 12, 2008. He has been employed by the Advisor and its predecessors as a portfolio manager and research analyst since April, 2006. Prior to joining the Advisor and Glenmede Trust, Mr. Wescott served as a research analyst at Delaware Investments from April 2005 to April 2006, and as a senior research analyst at Gartmore Global Investments from July 2002 to April 2005.

Vladimir de Vassal, CFA, Director of Quantitative Research of the Advisor, is primarily responsible for the management of the Large Cap 100, Large Cap Growth, Long/Short, Total Market and U.S. Emerging Growth Portfolios. Mr. de Vassal has been employed by the Advisor and its predecessors as a portfolio manager since 1998. Prior to that time, Mr. de Vassal served as Vice President and Director of quantitative analysis at CoreStates Investment Advisors and as Vice President of interest rate risk analysis at CoreStates Financial Corp. Paul T. Sullivan, CFA, Portfolio Manager of the Advisor, assists Mr. de Vassal in the management of the Portfolios by running portfolio optimizations and entering trades. Mr. Sullivan has been employed by the Advisor and its predecessors as a portfolio manager since 1994. Prior to that time, Mr. Sullivan was employed by SEI Investments Co. where he was a supervisor in the mutual fund accounting department.

Peter J. Zuleba, III, CFA, Director of Equity Management of the Advisor, is primarily responsible for the management of the Strategic Equity Portfolio. Mr. Zuleba has been employed by the Advisor and its predecessors as the Director of Equity Research since 2004. Prior to that time, Mr. Zuleba was employed by J.P. Morgan Chase and Co. where he created and managed the company’s large cap growth equity strategy.

Sean Heron, CFA, Portfolio Manager of the Advisor, is primarily responsible for the management of the Secured Options Portfolio. Mr. Heron has been responsible for the management of the Portfolio since its inception. He has been employed by the Advisor since June 2010. Since 2006, Mr. Heron has served as Vice President to Glenmede Trust. Prior to that time, Mr. Heron was employed by McGowan Investors LP (2004-2006) and Goldman Sachs & Co. (1999-2003) as a Senior Derivatives Trader.

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage and their ownership of shares of the Fund Portfolios they manage.

Advisor Prior Performance Information for the Secured Options Portfolio

The portfolio manager for the Secured Options Portfolio is an employee of both the Advisor and the Advisor’s affiliate, Glenmede Trust. The table below sets forth the average annual returns of all separate accounts (referred to in the aggregate as the “Secured Options Composite”) managed by the portfolio manager on behalf of Glenmede Trust. All of the accounts comprising the Secured Options Composite have investment goals, policies and restrictions the Advisor believes are substantially similar to the Portfolio, and have been managed in substantially the same way that the Portfolio is managed by the Advisor. The Secured Options Composite is not subject to certain investment limitations, diversification requirements, specific tax restrictions and other requirements under the Investment Company Act of 1940, as amended, and the Internal Revenue Code of 1986, as amended, that the Portfolio is subject to, which had they applied might have adversely affected its performance. In addition, securities held by the Portfolio will not be identical to the securities held by the Secured Options Composite, but the Advisor believes differences do not alter the conclusion that the Portfolio and the Secured Options Composite are substantially similar.

The data is provided to illustrate the past performance of the portfolio manager in managing a substantially similar account and does not represent the performance of the Portfolio. Investors should not consider this performance data as a substitute for the performance of the Portfolio, nor should investors consider this data as an indication of future performance of the Portfolio, or of the Advisor. The returns are not intended to predict or suggest the returns that might be experienced by the Portfolio or an individual investing in the Portfolio.

All returns presented were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses, and deductions for brokerage commissions and execution costs. Returns for each period are adjusted to assume that all expenses and fees of the Portfolio, which are listed in the Fees and Expenses Table, were deducted during such periods. The Advisor has informed the Fund that the Secured Options Composite performance was calculated using Global Investment Performance Standards (GIPStm). This method of calculating performance differs from the Securities and Exchange Commission’s standardized methodology, which may produce different results.

Annual Total Returns for the periods ended December 31, 2010

			Since
	1 Year	3 Years	December 31, 2006*

Secured Options Composite	12.80%	0.07%	3.83%
CBOE S&P 500 Buy-Write Index[1]	5.86%	(1.66)%	3.78%
S&P 500® Index[2]	15.06%	(2.85)%	3.85%

*	The Secured Options Composite was created on December 31, 2003. It has been managed by the current portfolio manager since December 31, 2006. As of the date of this Prospectus, there are 9 accounts in the Secured Options Composite.

[1]	The CBOE S&P 500 Buy-Write Index is an index designed to track the performance of a hypothetical covered call strategy on the S&P 500® Index. The Index is unmanaged, and investors cannot invest directly in the Index.
[2]	The S&P 500® Stock Index is a market capitalization weighted index comprised of 500 widely held common stocks listed on the New York Stock Exchange and NASDAQ®. The Index is unmanaged, and investors cannot invest directly in the Index.

GENERAL INFORMATION

If you have any questions regarding the Portfolios contact the Fund at the address or telephone number stated on the back cover page.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Portfolio’s financial performance for the past 5 years or since inception for those Portfolios that have been operational for shorter periods of time. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolio’s financial statements, is included in the Annual Report, which is available upon request.

International Portfolio
(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2010[1]	2009[1]	2008	2007[1]	2006

Net asset value, beginning of year	$12.34	$9.09	$19.71	$19.59	$17.58

Income from investment operations:
Net investment income	0.30	0.25	0.53	0.33	0.39
Net realized and unrealized gain (loss) on investments	1.01	3.25	(10.42)	3.43	4.61

Total from investment operations	1.31	3.50	(9.89)	3.76	5.00

Distributions to shareholders from:
Net investment income	(0.29)	(0.25)	(0.54)	(0.41)	(0.29)
Net realized capital gains	—	—	(0.19)	(3.23)	(2.70)

Total distributions	(0.29)	(0.25)	(0.73)	(3.64)	(2.99)

Net asset value, end of year	$13.36	$12.34	$9.09	$19.71	$19.59

Total return	10.88%	39.06%	(51.69)%	20.03%	28.51%

Net assets, end of year (in 000s)	$388,843	$392,845	$355,145	$986,265	$928,697
Ratio of operating expenses before waiver to net assets	1.13%	1.13%	1.11%	1.10%	1.10%
Ratio of operating expenses after waiver to average net assets	1.13%	1.13%	1.11%	1.10%	0.98%
Ratio of net investment income to average net assets	2.43%	2.54%	3.21%	1.56%	1.91%
Portfolio turnover rate	36%	63%	49%	39%	45%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

Large Cap 100 Portfolio
(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2010[1]	2009	2008	2007[1]	2006

Net asset value, beginning of year	$9.75	$8.60	$13.97	$12.92	$11.28

Income from investment operations:
Net investment income	0.09	0.11	0.12	0.09	0.11
Net realized and unrealized gain (loss) on investments	1.74	1.15	(5.38)	1.49	1.84

Total from investment operations	1.83	1.26	(5.26)	1.58	1.95

Distributions to shareholders from:
Net investment income	(0.09)	(0.11)	(0.11)	(0.10)	(0.11)
Net realized capital gains	—	—	—	(0.43)	(0.20)

Total distributions	(0.09)	(0.11)	(0.11)	(0.53)	(0.31)

Net asset value, end of year	$11.49	$9.75	$8.60	$13.97	$12.92

Total return	18.81%	14.80%	(37.89)%	12.31%	17.34%

Net assets, end of year (in 000s)	$86,428	$91,794	$87,534	$156,903	$104,271
Ratio of operating expenses to average net assets	0.89%	0.88%	0.86%	0.85%	0.85%
Ratio of net investment income to average net assets	0.83%	1.24%	0.95%	0.68%	0.98%
Portfolio turnover rate	103%	124%	111%	90%	90%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

Large Cap Growth Portfolio
(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2010[1]	2009[1]	2008[1]	2007[1]	2006

Net asset value, beginning of year	$9.80	$8.57	$14.17	$12.90	$11.17

Income from investment operations:
Net investment income	0.04	0.04	0.04	0.03	0.08
Net realized and unrealized gain (loss) on investments	2.51	1.24	(5.61)	1.74	1.89

Total from investment operations	2.55	1.28	(5.57)	1.77	1.97

Distributions to shareholders from:
Net investment income	(0.04)	(0.05)	(0.03)	(0.03)	(0.08)
Net realized capital gains	—	—	—	(0.47)	(0.16)

Total distributions	(0.04)	(0.05)	(0.03)	(0.50)	(0.24)

Net asset value, end of year	$12.31	$9.80	$8.57	$14.17	$12.90

Total return	26.11%	14.99%	(39.36)%	13.81%	17.65%

Net assets, end of year (in 000s)	$50,040	$44,182	$41,314	$70,898	$36,805
Ratio of operating expenses to average net assets	0.90%	0.90%	0.88%	0.86%	0.87%
Ratio of net investment income to average net assets	0.38%	0.50%	0.29%	0.20%	0.61%
Portfolio turnover rate	125%	140%	148%	93%	111%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

Large Cap Value Portfolio
(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2010	2009	2008	2007	2006

Net asset value, beginning of year	$7.88	$7.00	$10.89	$11.02	$10.28

Income from investment operations:
Net investment income	0.06	0.12	0.16	0.17	0.15
Net realized and unrealized gain (loss) on investments	1.45	0.88	(3.89)	1.12	1.26

Total from investment operations	1.51	1.00	(3.73)	1.29	1.41

Distributions to shareholders from:
Net investment income	(0.06)	(0.12)	(0.16)	(0.17)	(0.14)
Net realized capital gains	—	—	(0.00)[1]	(1.25)	(0.53)

Total distributions	(0.06)	(0.12)	(0.16)	(1.42)	(0.67)

Net asset value, end of year	$9.33	$7.88	$7.00	$10.89	$11.02

Total return	19.44%	14.65%	(34.61)%	11.99%	13.81%

Net assets, end of year (in 000s)	$47,484	$36,541	$31,091	$42,904	$47,888
Ratio of operating expenses to average net assets	0.95%	0.97%	0.94%	0.91%	0.96%
Ratio of net investment income to average net assets	0.64%	1.75%	1.64%	1.48%	1.36%
Portfolio turnover rate	118%	177%	288%	123%	92%

[1]	Amount rounds to less than $0.01 per share.

Long/Short Portfolio
(For a share outstanding throughout each year)

					For The Period
					September 29, 2006[1,2]
	For The Years Ended October 31,				through
	2010[2]	2009[2]	2008[2]	2007[2]	October 31, 2006

Net asset value, beginning of year	$8.15	$8.25	$9.55	$9.99	$10.00

Income from investment operations:
Net investment income (loss)	(0.04)	(0.04)	0.14	0.28	0.02
Net realized and unrealized loss on investments	0.34	(0.06)	(1.28)	(0.46)	(0.03)

Total from investment operations	0.30	(0.10)	(1.14)	(0.18)	(0.01)

Distributions to shareholders from:
Net investment income	—	—	(0.16)	(0.26)	—

Total distributions	—	—	(0.16)	(0.26)	—

Net asset value, end of year	$8.45	$8.15	$8.25	$9.55	$9.99

Total return	3.68%	(1.21)%	(12.15)%	(1.85)%	(0.10)%[3]

Net assets, end of year (in 000s)	$11,344	$17,615	$34,904	$45,294	$19,844
Ratio of operating expenses before waiver/reimbursement to net assets	2.72%	2.84%	2.28%	2.43%	2.51%[4]
Ratio of operating expenses after waiver/reimbursement to average net assets	2.33%	2.49%	1.89%	1.85%	1.77%[4]
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and stock ticket expense on securities sold short	1.25%	1.23%	1.18%	1.25%[5]	1.25%[4,5]
Ratio of net investment income (expenses in excess of income) to average net assets	(0.47)%	(0.44)%	1.54%	2.83%	3.05%[4]
Portfolio turnover rate	636%	715%	656%	859%	344%

1 Commencement of operations.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.
[5]	Unaudited.

Secured Options Portfolio
(For a share outstanding throughout each year)

For The Period Ended
June 30, 2010[1,2]
through
October 31, 2006

Net asset value, beginning of year	$10.00

Income from investment operations:
Net investment loss	(0.03)
Net realized and unrealized gain on investments	1.58

Total from investment operations	1.55

Net asset value, end of year	$11.55

Total return	15.50%[3]

Net assets, end of year (in 000s)	$112,876
Ratio of operating expenses to average net assets	1.02%[4]
Ratio of net expenses in excess of income to average net assets	(0.91)%[4]
Portfolio turnover rate	247%

1 Commencement of operations.

[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Total return calculation is not annualized.
[4]	Annualized.

Small Cap Equity Portfolio Advisor Shares
(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2010[1]	2009	2008[1]	2007[1]	2006

Net asset value, beginning of year	$11.70	$10.62	$16.89	$16.63	$16.71

Income from investment operations:
Net investment income (loss)	0.01	0.05	0.05	0.00 [2]	(0.02)
Net realized and unrealized gain (loss) on investments	3.01	1.08	(6.28)	2.61	2.81

Total from investment operations	3.02	1.13	(6.23)	2.61	2.79

Distributions to shareholders from:
Net investment income	(0.02)	(0.05)	(0.04)	—	—
Net realized capital gains	—	—	—	(2.35)	(2.87)

Total distributions	(0.02)	(0.05)	(0.04)	(2.35)	(2.87)

Net asset value, end of year	$14.70	$11.70	$10.62	$16.89	$16.63

Total return	25.78%	10.81%	(36.94)%	15.94%	16.69%

Net assets, end of year (in 000s)	$128,828	$104,611	$93,448	$265,577	$237,250
Ratio of operating expenses to average net assets	0.96%	0.94%	0.94%	0.92%	0.91%
Ratio of net investment income (expenses in excess of income) to average net assets	0.04%	0.50%	0.35%	0.00%[3]	(0.09)%
Portfolio turnover rate[4]	81%	89%	72%	58%	60%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.
[3]	Amount rounds to less than 0.01% per share.
[4]	Portfolio turnover is calculated at the fund level.

Strategic Equity Portfolio
(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2010	2009	2008	2007[1]	2006[1]

Net asset value, beginning of year	$14.33	$13.20	$20.00	$17.75	$16.95

Income from investment operations:
Net investment income	0.10	0.11	0.10	0.07	0.11
Net realized and unrealized gain (loss) on investments	2.07	1.13	(6.71)	3.04	2.14

Total from investment operations	2.17	1.24	(6.61)	3.11	2.25

Distributions to shareholders from:
Net investment income	(0.10)	(0.11)	(0.10)	(0.09)	(0.11)
Net realized capital gains	—	—	(0.09)	(0.77)	(1.34)

Total distributions	(0.10)	(0.11)	(0.19)	(0.86)	(1.45)

Net asset value, end of year	$16.40	$14.33	$13.20	$20.00	$17.75

Total return	15.15%	9.57%	(33.32)%	17.63%	13.28%

Net assets, end of year (in 000s)	$157,277	$132,739	$97,704	$101,032	$85,492
Ratio of operating expenses to average net assets	0.88%	0.88%	0.86%	0.86%	0.85%
Ratio of net investment income to average net assets	0.63%	0.90%	0.57%	0.39%	0.59%
Portfolio turnover rate	44%	53%	91%	64%	85%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.

Total Market Portfolio
(For a share outstanding throughout each year)

				For The Period
				December 21, 2006[1,2]
	For The Years Ended October 31,			through
	2010[2]	2009[2]	2008[2]	October 31, 2007

Net asset value, beginning of year	$7.02	$6.54	$10.42	$10.00

Income from investment operations:
Net investment income	0.00 [3]	0.02	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.35	0.49	(3.87)	0.42

Total from investment operations	1.35	0.51	(3.82)	0.44

Distributions to shareholders from:
Net investment income	(0.01)	(0.02)	(0.06)	(0.02)
Tax return of capital	—	(0.01)	—	—

Total distributions	(0.01)	(0.03)	(0.06)	(0.02)

Net asset value, end of year	$8.36	$7.02	$6.54	$10.42

Total return	19.20%	7.72%	(36.83)%	4.37%[4]

Net assets, end of year (in 000s)	$34,451	$20,679	$27,331	$37,302
Ratio of operating expenses before waiver/reimbursement to net assets	2.12%	2.32%	2.30%	2.39%[5]
Ratio of operating expenses after waiver/reimbursement to average net assets	1.77%	1.96%	1.92%	1.73%[5]
Ratio of operating expenses after waiver/reimbursement excluding dividends on securities sold short and stock ticket expense on securities sold short	1.23%	1.25%	1.20%	1.25%[5,6]
Ratio of net investment income to average net assets	0.05%	0.25%	0.54%	0.20%[5]
Portfolio turnover rate	200%	185%	201%	197%

[1]	Commencement of operations.
[2]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[3]	Amount rounds to less than $0.01 per share.
[4]	Total return calculation is not annualized.
[5]	Annualized.
[6]	Unaudited.

U.S. Emerging Growth Portfolio
(For a share outstanding throughout each year)

	For The Years Ended October 31,
	2010[1]	2009[1]	2008[1]	2007[1]	2006

Net asset value, beginning of year	$4.71	$4.53	$7.34	$7.34	$6.22

Income from investment operations:
Net investment income (loss)	0.00 [2]	0.01	0.00 [2]	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	1.34	0.17	(2.80)	0.53	1.15

Total from investment operations	1.34	0.18	(2.80)	0.49	1.12

Distributions to shareholders from:
Net investment income	(0.01)	—	—	—	—
Net realized capital gains	—	—	—	(0.46)	—
Tax return of capital	—	—	(0.01)	(0.03)	—

Total distributions	(0.01)	—	(0.01)	(0.49)	—

Net asset value, end of year	$6.04	$4.71	$4.53	$7.34	$7.34

Total return	28.54%	3.97%	(38.16)%	6.84%	18.01%

Net assets, end of year (in 000s)	$17,643	$19,554	$22,903	$38,921	$35,002
Ratio of operating expenses to average net assets	1.00%	1.00%	0.95%	0.93%	0.89%
Ratio of net investment income (expenses in excess of income) to average net assets	(0.06)%	0.14%	0.06%	(0.47)%	(0.43)%
Portfolio turnover rate	109%	117%	129%	138%	114%

[1]	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
[2]	Amount rounds to less than $0.01 per share.

Where to find more information

More Portfolio information is available to you upon request and without charge:

Annual and Semi-Annual Report

The Annual and Semi-Annual Reports provide additional information about the Portfolios’ investments. The Annual Report also contains a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during the last fiscal year.

Statement of Additional Information (SAI)

The SAI includes additional information about the Portfolios’ investment policies, organization and management. It is legally part of this prospectus (it is incorporated by reference).

You can get free copies of the Portfolios’ Annual Report, Semi-Annual Report or SAI by calling or writing to the address shown below. These documents are also available on Glenmede Trust’s website at www.glenmede.com. You may also request other information about the Portfolios, and make inquiries as follows:

Write to:	The Glenmede Fund, Inc.
4 Copley Place, 5th Floor
CPH-0326
Boston, MA 02116

By phone:	1-800-442-8299

Information about the Portfolios (including the Portfolios’ SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-1520.

The Glenmede Fund, Inc.’s Investment Company Act File No. is 811-05577

The third party marks appearing above are the marks of their respective owners.